Asset Retirement Obligation	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation

NOTE 5 — ASSET RETIREMENT OBLIGATION

The Company's asset retirement obligation is reported in “Other long-term liabilities” with the current portion recorded in “Accrued liabilities” and relates to its obligation to dismantle and remove its advertising displays from leased land and to reclaim the site to its original condition upon the termination or non-renewal of a lease. When the liability is recorded, the cost is capitalized as part of the related long-lived assets' carrying value. Due to the high rate of lease renewals over a long period of time, the calculation assumes that all related assets will be removed at some period over the next 50 years. An estimate of third-party cost information is used with respect to the dismantling of the structures and the reclamation of the site. The interest rate used to calculate the present value of such costs over the retirement period is based on an estimated risk adjusted credit rate for the same period.

The following table presents the activity related to the Company's asset retirement obligation:

(In thousands)	Years Ended December 31,
	2011	2010
Beginning balance	$48,263	$51,301
Adjustment due to change in estimate of related costs	(2,851)	(5,295)
Accretion of liability	4,536	4,822
Liabilities settled	(2,414)	(2,565)
Ending balance	$47,534	$48,263